Form N-1A Cover	Jul. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jun. 29, 2026
Document Creation Date	Jul. 17, 2026
Document Effective Date	Jul. 17, 2026